Shareholder Fees - FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO	Aug. 15, 2024 USD ($)
FidelitySAIIntermediateandShort-TermTreasuryBondIndexFunds-ComboPRO | Fidelity SAI Short-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none